Consolidated Income Statement - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment services fees:
Asset servicing		$ 4,383	$ 4,244	$ 4,187
Clearing services		1,553	1,404	1,375
Issuer services		977	1,026	978
Treasury services		557	547	555
Total investment services fees		7,470	7,221	7,095
Investment management and performance fees		3,584	3,350	3,438
Foreign exchange and other trading revenue		668	701	768
Financing-related fees		216	219	220
Distribution and servicing		160	166	162
Investment and other income		64	341	316
Total fee revenue		12,162	11,998	11,999
Net securities gains — including other-than-temporary impairment		6	79	82
Noncredit-related portion of other-than-temporary impairment (recognized in other comprehensive income)		3	4	(1)
Net securities gains		3	75	83
Total fee and other revenue		12,165	12,073	12,082
Operations of consolidated investment management funds
Investment income		74	35	115
Interest of investment management fund note holders		4	9	29
Income from consolidated investment management funds		70	26	86
Net interest revenue
Interest revenue		4,382	3,575	3,326
Interest expense		1,074	437	300
Net interest revenue		3,308	3,138	3,026
Total revenue		15,543	15,237	15,194
Provision for credit losses		(24)	(11)	160
Noninterest expense
Staff		5,972	5,733	5,837
Professional, legal and other purchased services		1,274	1,185	1,230
Software		744	647	627
Net occupancy		569	590	600
Distribution and servicing		419	405	381
Sub-custodian		250	245	270
Furniture and equipment		241	247	280
Business development		229	245	267
Bank assessment charges		220	219	157
Other		724	721	804
Amortization of intangible assets		209	237	261
Merger and integration, litigation and restructuring charges		106	49	85
Total noninterest expense		10,957	10,523	10,799
Income
Income before income taxes		4,610	4,725	4,235
Provision for income taxes		496	1,177	1,013
Net income		4,114	3,548	3,222
Net (income) attributable to noncontrolling interests (includes $(33), $(10) and $(68) related to consolidated investment management funds, respectively)		(24)	(1)	(64)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		4,090	3,547	3,158
Preferred stock dividends		(175)	(122)	(105)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,915	3,425	3,053
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,915	3,425	3,053
Less: Earnings allocated to participating securities	[1]	43	52	43
Net income applicable to common shareholders of The Bank of New York Mellon Corporation after required adjustment for the calculation of basic and diluted earnings per common share		$ 3,872	$ 3,373	$ 3,010
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)	[1]	1,034,281	1,066,286	1,104,719
Common stock equivalents (shares)	[1]	13,030	15,672	17,290
Less: Participating securities (shares)	[1]	(7,021)	(9,945)	(9,498)
Diluted (shares)	[1]	1,040,290	1,072,013	1,112,511
Anti-dilutive securities (shares)	[1],[2]	12,383	31,695	28,736
Earnings per share applicable to the common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)	[3]	$ 3.74	$ 3.16	$ 2.73
Diluted (usd per share)	[3]	$ 3.72	$ 3.15	$ 2.71

[1]	Beginning in the third quarter of 2017, vested stock awards to retirement eligible employees are included in common shares outstanding for earnings per share purposes. This change resulted in a de minimis increase to both average basic and average diluted shares outstanding.
[2]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[3]	Basic and diluted earnings per share under the two-class method are determined on the net income applicable to common shareholders of The Bank of New York Mellon Corporation reported on the income statement less earnings allocated to participating securities.